Not FDIC Insured May Lose Value No Bank Guarantee
426-Q3PH

Statement of Investments
(unaudited)
Templeton Emerging Markets Small Cap Fund 2
Notes to Statement of Investments 6

Templeton Global Investment Trust
Statement of Investments (unaudited), December 31, 2021
Templeton Emerging Markets Small Cap Fund
Quarterly Statement of Investments See Notes to Statement of Investments

a a Industry Shares a Value
a
Common Stocks 97.3%
Brazil 3.3%
Arezzo Industria e Comercio SA ..... Textiles, Apparel & Luxury Goods 236,100 $ 3,244,964
Dexco SA ...................... Paper & Forest Products 2,000,900 5,348,097
Grendene SA ................... Textiles, Apparel & Luxury Goods 1,174,611 1,823,997
a
Iguatemi SA .................... Real Estate Management & Development 619,400 2,008,949
a
M Dias Branco SA ................ Food Products 565,500 2,589,494
b
Ser Educacional SA, 144A, Reg S .... Diversified Consumer Services 902,500 1,691,052
16,706,553
Cambodia 0.7%
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 4,312,014 3,762,489
Chile 0.3%
Aguas Andinas SA, A ............. Water Utilities 9,000,000 1,640,481
China 15.6%
Asia Cement China Holdings Corp. ... Construction Materials 3,155,500 2,018,105
a
Baozun, Inc., ADR ................ Internet & Direct Marketing Retail 329,539 4,580,592
a,c
Baozun, Inc., A .................. Internet & Direct Marketing Retail 116,200 521,873
a
Chervon Holdings Ltd. ............. Machinery 142,200 1,056,042
b,c
China Education Group Holdings Ltd.,
Reg S ....................... Diversified Consumer Services 4,576,000 7,437,078
a
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 194,427 7,839,297
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 3,657,800 5,667,480
Huaxin Cement Co. Ltd., B ......... Construction Materials 2,739,594 5,040,859
b
JNBY Design Ltd., Reg S .......... Textiles, Apparel & Luxury Goods 2,371,000 3,770,998
Longshine Technology Group Co. Ltd., A Software 1,696,134 9,891,543
a,b,c
Luye Pharma Group Ltd., 144A, Reg S Pharmaceuticals 17,085,558 7,793,838
a,b
Mobvista, Inc., 144A, Reg S ........ Media 3,825,635 3,383,620
a
Noah Holdings Ltd., ADR .......... Capital Markets 122,101 3,747,280
TravelSky Technology Ltd., H ....... IT Services 2,305,200 3,879,230
Uni-President China Holdings Ltd. .... Food Products 4,558,600 4,419,501
a,b,c
Weimob, Inc., 144A, Reg S ......... Software 1,645,159 1,666,295
Xinyi Solar Holdings Ltd. ........... Semiconductors & Semiconductor Equipment 2,010,401 3,413,630
a,c
Zepp Health Corp., ADR ........... Electronic Equipment, Instruments &
Components 472,097 2,384,090
78,511,351
Egypt 0.8%
a
E-Finance for Digital & Financial
Investments ................... IT Services 1,151,974 1,487,813
b
Integrated Diagnostics Holdings plc,
144A, Reg S .................. Health Care Providers & Services 2,011,196 2,584,387
4,072,200
Georgia 0.7%
a
Georgia Capital plc ............... Capital Markets 383,294 3,696,092
a
Hong Kong 0.9%
Luk Fook Holdings International Ltd. .. Specialty Retail 1,659,800 4,473,933
Hungary 1.9%
Richter Gedeon Nyrt. ............. Pharmaceuticals 363,860 9,775,611
India 16.6%
a
Affle India Ltd. ................... Media 466,085 7,041,821
Apollo Hospitals Enterprise Ltd. ...... Health Care Providers & Services 11,701 786,032
Bajaj Holdings & Investment Ltd. ..... Diversified Financial Services 319,468 23,246,161
Dalmia Bharat Ltd. ............... Construction Materials 369,006 9,127,725
b
Dilip Buildcon Ltd., 144A, Reg S ..... Construction & Engineering 616,416 3,646,696
EPL Ltd. ....................... Containers & Packaging 1,426,982 3,954,275

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
See Notes to Statement of Investments Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
Federal Bank Ltd. ................ Banks 9,939,925 $ 11,032,192
JK Cement Ltd. .................. Construction Materials 71,133 3,237,236
a
MakeMyTrip Ltd. ................. Hotels, Restaurants & Leisure 222,783 6,173,317
Redington India Ltd. .............. Electronic Equipment, Instruments &
Components 5,318,844 10,312,991
Tata Consumer Products Ltd. ....... Food Products 287,427 2,861,645
Vardhman Textiles Ltd. ............ Textiles, Apparel & Luxury Goods 80,043 2,482,947
83,903,038
Kazakhstan 0.7%
b
Halyk Savings Bank of Kazakhstan JSC,
GDR, Reg S .................. Banks 206,000 3,399,000
Mexico 1.4%
Bolsa Mexicana de Valores SAB de CV Capital Markets 2,628,117 4,984,337
a,b
Nemak SAB de CV, 144A, Reg S .... Auto Components 6,481,529 1,920,308
6,904,645
Peru 2.4%
Intercorp Financial Services, Inc. ..... Banks 457,450 12,067,531
Philippines 4.0%
Century Pacific Food, Inc. .......... Food Products 12,693,200 7,283,493
International Container Terminal
Services, Inc. .................. Transportation Infrastructure 3,290,588 12,904,267
20,187,760
Russia 0.5%
a,b,c
VK Co. Ltd., GDR, Reg S .......... Interactive Media & Services 203,764 2,358,692
a
Saudi Arabia 0.6%
Mouwasat Medical Services Co. ..... Health Care Providers & Services 63,874 2,951,247
South Africa 1.8%
a
Massmart Holdings Ltd. ............ Food & Staples Retailing 801,259 3,047,928
a
Netcare Ltd. .................... Health Care Providers & Services 5,900,000 5,873,389
8,921,317
South Korea 16.3%
a
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 294,533 8,875,332
a
Hankook Tire & Technology Co. Ltd. .. Auto Components 79,062 2,641,023
Hugel, Inc. ..................... Biotechnology 41,567 5,362,568
i-SENS, Inc. .................... Health Care Equipment & Supplies 158,283 4,022,441
L&F Co. Ltd. .................... Electronic Equipment, Instruments &
Components 45,711 8,505,185
a
LEENO Industrial, Inc. ............. Semiconductors & Semiconductor Equipment 35,474 5,907,091
a
Lock&Lock Co. Ltd. ............... Household Durables 399,574 3,895,109
a
LX Semicon Co. Ltd. .............. Semiconductors & Semiconductor Equipment 81,404 11,429,063
a
NeoPharm Co. Ltd. ............... Personal Products 64,000 1,332,243
a
Pearl Abyss Corp. ................ Entertainment 50,871 5,911,430
a
RFHIC Corp. .................... Semiconductors & Semiconductor Equipment 128,056 3,831,444
a
Soulbrain Co. Ltd. ................ Chemicals 29,000 6,783,294
a
Vieworks Co. Ltd. ................ Health Care Equipment & Supplies 121,335 4,270,757
a
Zinus, Inc. ...................... Household Durables 147,451 9,552,455
82,319,435
Sri Lanka 0.2%
Hemas Holdings plc .............. Industrial Conglomerates 3,019,274 995,635
Taiwan 20.2%
Eclat Textile Co. Ltd. .............. Textiles, Apparel & Luxury Goods 141,561 3,220,052

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Kinsus Interconnect Technology Corp. . Semiconductors & Semiconductor Equipment 1,009,000 $ 8,443,500
Merida Industry Co. Ltd. ........... Leisure Products 1,470,400 17,330,598
momo.com, Inc. ................. Internet & Direct Marketing Retail 109,973 6,427,309
Novatek Microelectronics Corp. ...... Semiconductors & Semiconductor Equipment 973,800 18,876,802
PChome Online, Inc. .............. Internet & Direct Marketing Retail 690,837 3,190,588
a
PharmaEssentia Corp. ............ Biotechnology 523,058 5,529,713
Poya International Co. Ltd. ......... Multiline Retail 432,249 6,612,268
Primax Electronics Ltd. ............ Electronic Equipment, Instruments &
Components 2,642,100 5,392,665
Shin Zu Shing Co. Ltd. ............ Machinery 1,392,707 4,846,464
Synnex Technology International Corp. Electronic Equipment, Instruments &
Components 5,782,625 13,792,514
Visual Photonics Epitaxy Co. Ltd. .... Semiconductors & Semiconductor Equipment 1,525,808 7,898,091
101,560,564
Thailand 1.9%
Dynasty Ceramic PCL ............. Building Products 23,444,540 2,004,893
Major Cineplex Group PCL ......... Entertainment 5,443,800 3,275,476
Tisco Financial Group PCL ......... Banks 1,435,676 4,144,058
9,424,427
Vietnam 6.5%
FPT Corp. ...................... IT Services 2,157,516 8,772,441
Hoa Phat Group JSC ............. Metals & Mining 5,559,652 11,280,716
Mobile World Investment Corp. ...... Specialty Retail 1,314,950 7,812,116
a
Vincom Retail JSC ............... Real Estate Management & Development 3,589,152 4,720,094
32,585,367
Total Common Stocks (Cost $389,806,045) .....................................
490,217,368
a
Preferred Stocks 0.9%
Chile 0.9%
d
Embotelladora Andina SA, A, 6.78% .. Beverages 1,250,500 2,348,357
d
Embotelladora Andina SA, B, 6.36% .. Beverages 1,080,000 2,345,070
4,693,427
Total Preferred Stocks (Cost $6,721,785) .......................................
4,693,427
Total Long Term Investments (Cost $396,527,830) ...............................
494,910,795
Short Term Investments 2.7%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 2.0%
United States 2.0%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 9,872,432 9,872,432
Total Money Market Funds (Cost $9,872,432) ...................................
9,872,432

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
See Notes to Statement of Investments Quarterly Statement of Investments

See Abbreviations on page 8 .
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Investments from Cash Collateral Received for Loaned
Securities 0.7%
Money Market Funds 0.7%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 3,763,100 $ 3,763,100
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$3,763,100) .................................................................
3,763,100
a a a a a
Total Short Term Investments (Cost $13,635,532 ) ................................
13,635,532
a a a
Total Investments (Cost $410,163,362) 100.9% ..................................
$508,546,327
Other Assets, less Liabilities (0.9)% ...........................................
(4,683,321)
Net Assets 100.0% ...........................................................
$503,863,006
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $39,651,964, representing 7.9% of net assets.
c
A portion or all of the security is on loan at December 31, 2021.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 5 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
1. Organization
Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-
end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m Eastern time. At December 31, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

Templeton Global Investment Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
3. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest  for purposes of exercising a controlling influence over the management or policies. During the period ended December
31, 2021, the Fund held investments in affiliated management investment companies as follows:
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 6,393,164 $ 109,407,638 $ (105,928,370) $ — $ — $ 9,872,432 9,872,432 $ 887
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $946,465 $34,382,551 $(31,565,916) $— $— $3,763,100 3,763,100 $237
Total Affiliated Securities ... $7,339,629 $143,790,189 $(137,494,286) $— $— $13,635,532 $1,124

Templeton Global Investment Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2021, in valuing the Fund's assets carried at fair value, is as follows:
7. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Small Cap Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ............................... $ 2,008,949 $ 14,697,604 $ — $ 16,706,553
Cambodia ............................ — 3,762,489 — 3,762,489
Chile ................................ — 1,640,481 — 1,640,481
China ............................... 32,925,009 45,586,342 — 78,511,351
Egypt ............................... 4,072,200 — — 4,072,200
Georgia ............................. 3,696,092 — — 3,696,092
Hong Kong ........................... — 4,473,933 — 4,473,933
Hungary ............................. 9,775,611 — — 9,775,611
India ................................ 6,173,317 77,729,721 — 83,903,038
Kazakhstan .......................... 3,399,000 — — 3,399,000
Mexico .............................. 6,904,645 — — 6,904,645
Peru ................................ 12,067,531 — — 12,067,531
Philippines ........................... 12,904,267 7,283,493 — 20,187,760
Russia .............................. — 2,358,692 — 2,358,692
Saudi Arabia .......................... — 2,951,247 — 2,951,247
South Africa .......................... 8,921,317 — — 8,921,317
South Korea .......................... — 82,319,435 — 82,319,435
Sri Lanka ............................ 995,635 — — 995,635
Taiwan .............................. 8,720,301 92,840,263 — 101,560,564
Thailand ............................. 2,004,893 7,419,534 — 9,424,427
Vietnam ............................. — 32,585,367 — 32,585,367
Preferred Stocks ........................ 4,693,427 — — 4,693,427
Short Term Investments ................... 13,635,532 — — 13,635,532
Total Investments in Securities ........... $132,897,726 $375,648,601
a
$— $508,546,327
a
Includes foreign securities valued at $375,648,601, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt
6. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.